UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS

                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                 June 30, 2004 and Year Ended December 31, 2003

                       Maxim Loomis Sayles Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                            $           226,356,117
      Cash                                                                                                    781,084
      Dividends and interest receivable                                                                     2,599,846
      Subscriptions receivable                                                                                431,242
      Receivable for investments sold                                                                       1,044,257
                                                                                                ----------------------
                                                                                                ----------------------

      Total assets                                                                                        231,212,546
                                                                                                ----------------------
                                                                                                ----------------------

LIABILITIES:
      Due to investment adviser                                                                               185,881
      Redemptions payable                                                                                     871,241
                                                                                                ----------------------
                                                                                                ----------------------

      Total liabilities                                                                                     1,057,122
                                                                                                ----------------------
                                                                                                ----------------------

NET ASSETS                                                                                    $           230,155,424
                                                                                                ======================
                                                                                                ======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                           $             2,014,818
      Additional paid-in capital                                                                          226,757,786
      Net unrealized appreciation on investments and translation of assets and
      liabilities denominated in foreign currencies                                                        13,651,196
      Undistributed net investment income                                                                     197,449
      Accumulated net realized loss on investments                                                        (12,465,825)
                                                                                                ----------------------
                                                                                                ----------------------

NET ASSETS                                                                                    $           230,155,424
                                                                                                ======================
                                                                                                ======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                         $                 11.42
                                                                                                ======================
                                                                                                ======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                          250,000,000
      Outstanding                                                                                          20,148,175

(1)  Cost of investments in securities:                                                       $           212,704,921

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                                                                   $               7,626,890
     Dividends                                                                                                    364,972
                                                                                                  ------------------------
                                                                                                  ------------------------

     Total income                                                                                               7,991,862
                                                                                                  ------------------------
                                                                                                  ------------------------

EXPENSES:
     Management fees                                                                                            1,090,151
                                                                                                  ------------------------
                                                                                                  ------------------------

NET INVESTMENT INCOME                                                                                           6,901,711
                                                                                                  ------------------------
                                                                                                  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                           8,106,422
     Change in net unrealized appreciation on investments                                                     (12,697,711)
     Change in net unrealized appreciation on translation of assets and
     liabilities denominated in foreign currencies                                                             (6,642,159)
                                                                                                  ------------------------
                                                                                                  ------------------------

     Net realized and unrealized loss on investments and translation of assets
     and liabilities denominated in foreign currencies                                                        (11,233,448)
                                                                                                  ------------------------
                                                                                                  ------------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $              (4,331,737)
                                                                                                  ========================
                                                                                                  ========================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                                       2004                  2003
                                                                                 -----------------      ----------------
                                                                                 -----------------      ----------------
                                                                                    UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                     $        6,901,711     $      14,467,946
     Net realized gain (loss) on investments                                            8,106,422              (739,169)
     Change in net unrealized appreciation on investments                             (12,697,711)           32,290,438
     Change in net unrealized appreciation on translation of assets and
     liabilities denominated in foreign currencies                                     (6,642,159)           12,919,985
                                                                                 -----------------      ----------------
                                                                                 -----------------      ----------------

     Net increase (decrease) in net assets resulting from operations                   (4,331,737)           58,939,200
                                                                                 -----------------      ----------------
                                                                                 -----------------      ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                        (6,704,262)          (15,068,607)
                                                                                 -----------------      ----------------
                                                                                 -----------------      ----------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                 72,346,048           238,398,087
     Reinvestment of distributions                                                      6,704,262            15,068,607
     Redemptions of shares                                                            (88,987,641)         (207,958,126)
                                                                                 -----------------      ----------------
                                                                                 -----------------      ----------------

     Net increase (decrease) in net assets resulting from share transactions           (9,937,331)           45,508,568
                                                                                 -----------------      ----------------
                                                                                 -----------------      ----------------

     Total increase (decrease) in net assets                                          (20,973,330)           89,379,161

NET ASSETS:
     Beginning of period                                                              251,128,754           161,749,593
                                                                                 -----------------      ----------------
                                                                                 -----------------      ----------------

     End of period  (1)                                                        $      230,155,424     $     251,128,754
                                                                                 =================      ================
                                                                                 =================      ================

OTHER INFORMATION:

SHARES:
     Sold                                                                               6,032,357            21,720,892
     Issued in reinvestment of distributions                                              588,609             1,293,562
     Redeemed                                                                          (7,443,261)          (18,583,998)
                                                                                 -----------------      ----------------
                                                                                 -----------------      ----------------

     Net increase (decrease)                                                             (822,295)            4,430,456
                                                                                 =================      ================
                                                                                 =================      ================

(1) Including undistributed net investment income                              $          197,449     $

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM LOOMIS SAYLES BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                          Six Months Ended     Year Ended December 31,
                                          June 30, 2004    2003         2002 ~       2001 ~       2000 ~       1999 ~
                                          -------------------------   -----------  -----------  -----------   ----------
                                          -------------------------   -----------  -----------  -----------   ----------
                                                 UNAUDITED
Net Asset Value, Beginning of Period    $       11.98  $      9.78          9.64 $      10.26 $      10.64  $     11.12

Income from Investment Operations

Net investment income                            0.35         0.79          0.43         0.79         0.94         0.87
Net realized and unrealized gain (loss)         (0.57)        2.12          0.19        (0.53)       (0.46)       (0.35)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Total Income (Loss) From
    Investment Operations                       (0.22)        2.91          0.62         0.26         0.48         0.52
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------

Less Distributions

From net investment income
From net realized gains                         (0.34)       (0.71)        (0.48)       (0.88)       (0.86)       (0.89)
                                                                                                                  (0.11)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------
Total Distributions
                                                (0.34)       (0.71)        (0.48)       (0.88)       (0.86)       (1.00)
                                          ------------   ----------   -----------  -----------  -----------   ----------
                                          ------------   ----------   -----------  -----------  -----------   ----------
Net Asset Value, End of Period
                                        $       11.42  $     11.98          9.78 $       9.64 $      10.26  $     10.64
                                          ============   ==========   ===========  ===========  ===========   ==========
                                          ============   ==========   ===========  ===========  ===========   ==========

Total Return
                                               (1.81%)o     30.10%        11.08%        2.57%        4.60%        4.87%
Net Assets, End of Period ($000)
                                        $     230,155  $   251,129       161,750 $    198,056 $    178,834  $   191,419
Ratio of Expenses to Average Net Assets
                                                0.90% *      0.90%         0.90%        0.90%        0.90%        0.90%
Ratio of Net Investment Income to
    Average Net Assets
                                                5.70% *      6.30%         8.06%        8.30%        8.72%        7.74%
Portfolio Turnover Rate
                                               15.50% o     47.85%        26.58%       21.92%       19.52%       28.00%

 ~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *  Annualized


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Loomis Sayles Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek high total investment return through a combination of current income and capital appreciation. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Equity securities are valued at the last sale price as of the close of business of the exchange or valuation time. The Portfolio utilizes the "NASDAQ Official Closing Price" for securities principally traded on the NASDAQ National Market System. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        The Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

        The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

        Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

        Restricted & Illiquid Securities

        The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2004 were $13,874,245, $14,093,852 and 6.12%, respectively.

        The Portfolio may own certain investment securities that have been deemed "illiquid" because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost, fair value and percent of net assets of these illiquid securities held at June 30, 2004 were $325,384, $255,200 and 0.11%, respectively.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

        Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal period end, resulting from changes in the exchange rate.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

        Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.90% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of June 30, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

       For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $12,631,167 and $34,535,375, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $24,141,615 and $12,286,371, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At June 30, 2004, the U.S. Federal income tax cost basis was $212,704,921. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $18,857,324 and gross depreciation of securities in which there was an excess of tax cost over value of $5,206,128, resulting in net appreciation of $13,651,196.

5. DISTRIBUTIONS TO SHAREHOLDERS

        Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount, accrual of defaulted bond income, and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

        The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2003, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $787,648, $393,529, $5,614,975, $11,486,401 and
        $2,323,702, which expire in the years 2007, 2008, 2009, 2010, and 2011, respectively.

6. REVERSE STOCK SPLIT

       During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

Maxim Loomis Sayles Bond Portfolio

BONDS

AEROSPACE & DEFENSE --- 0.30%
    866,116 Milit-Air Inc                                                664,095
        CAD Bonds
            5.750% June 30, 2019
                                                                        $664,095

AGENCY --- 9.40%
  4,000,000 Fannie Mae **                                              3,893,576
            2.375% February 15, 2007
  9,000,000 Fannie Mae **                                              5,118,492
            2.290% February 19, 2009
 14,150,000 Fannie Mae ~                                               7,251,838
        NZD 7.310% October 29, 2007
    500,000 Freddie Mac **                                               299,866
        SGD 3.220% June 20, 2007
    400,000 Freddie Mac **                                               504,622
        EUR 4.625% February 15, 2007
  4,250,000 Freddie Mac **                                             4,189,599
            3.625% September 15, 2008
                                                                     $21,257,993

AIR FREIGHT --- 0.32%
    884,123 Atlas Air Inc                                                556,171
            Pass Thru Certificates
            7.630% January 2, 2015
    124,857 Atlas Air Inc                                                 45,909
            Pass Thru Certificates
            8.770% January 2, 2011
    133,099 Atlas Air Inc                                                124,873
            Pass Thru Certificates
            7.200% January 2, 2019
                                                                        $726,953

AIRLINES --- 4.39%
    612,952 American Airlines Inc                                        605,398
            Pass Thru Certificates
            6.978% October 1, 2012
    125,000 American Airlines Inc                                        123,593
            Pass Thru Certificates
            7.024% October 15, 2009
  1,084,689 Continental Airlines Inc                                   1,011,539
            Pass Thru Certificates
            6.703% June 15, 2021
  2,214,525 Continental Airlines Inc                                   2,066,906
            Pass Thru Certificates
            6.648% March 15, 2019
  5,782,722 Continental Airlines Inc                                   5,411,073
            Pass Thru Certificates
            6.545% August 2, 2020
  1,000,000 Delta Air Lines Inc                                          415,000
            Notes
            8.300% December 15, 2029
    327,882 US Airways                                                   297,193
            Pass Thru Certs
            6.850% January 30, 2018
                                                                      $9,930,702

AUTO PARTS & EQUIPMENT --- 0.58%
  1,000,000 Dana Corp                                                    960,000
            Notes
            7.000% March 1, 2029
    250,000 Dana Corp                                                    357,391
        EUR Senior Notes
            9.000% August 15, 2011
                                                                      $1,317,391

AUTOMOBILES --- 0.98%
  2,075,000 Ford Motor Co                                              1,753,607
            Debentures
            6.375% February 1, 2029
    500,000 General Motors Corp                                          459,101
            Bonds
            6.750% May 1, 2028
                                                                      $2,212,708

BANKS --- 0.49%
  1,000,000 Keycorp Capital III                                        1,118,154
            Company Guaranteed Notes
            7.750% July 15, 2029
                                                                      $1,118,154

BIOTECHNOLOGY --- 0.08%
    200,000 Nektar Therapeutic                                           191,250
            Convertible
            3.500% October 17, 2007
                                                                        $191,250

BROADCAST/MEDIA --- 1.03%
    750,000 Charter Communication Holdings LLC                           607,500
            Senior Notes
            9.625% November 15, 2009
  1,000,000 Clear Channel Communications Inc                             975,985
            Notes
            4.250% May 15, 2009
    800,000 Rogers Communications Inc Class B                            755,000
            Convertible
            2.000% November 26, 2005
                                                                      $2,338,485

CANADIAN - FEDERAL --- 7.55%
  3,800,000 Government of Canada                                       2,846,989
        CAD Bonds
            4.250% September 1, 2008
 12,085,000 Government of Canada                                       9,197,039
        CAD Bonds
            4.500% September 1, 2007
  6,525,000 Government of Canada                                       5,042,123
        CAD Bonds
            6.000% September 1, 2005
                                                                     $17,086,151

CANADIAN - PROVINCIAL --- 9.52%
  1,473,765 New Brunswick FM Project #+                                1,167,866
        CAD Step Bond 0% - 6.470%
            6.470% November 30, 2027
  4,054,843 Province of Alberta                                        3,195,485
        CAD Debentures
            5.930% September 16, 2016
    275,000 Province of British Columbia                                 245,474
        CAD Debentures
            7.875% November 30, 2023
  2,425,000 Province of British Columbia                               1,872,988
        CAD Debentures
            5.250% December 1, 2006
  1,760,000 Province of British Columbia                               1,304,953
        CAD Debentures
            5.700% June 18, 2029
  3,415,000 Province of British Columbia ~                               865,753
        CAD Zero Coupon
            6.790%% August 19, 2022
  1,400,000 Province of British Columbia ~                               611,959
        CAD Zero Coupon
            6.860% June 9, 2014
    450,000 Province of British Columbia ~                                84,009
        CAD Zero Coupon
            6.760% November 19, 2027
  5,373,000 Province of Manitoba                                       4,994,055
        CAD Bonds
            7.750% December 22, 2025
  3,800,000 Province of Manitoba                                       3,117,771
        CAD Debentures
            6.500% September 22, 2017
  1,000,000 Province of Manitoba                                         786,612
        CAD Debentures
            5.750% June 2, 2008
    500,000 Province of Newfoundland                                     381,134
        CAD Debentures
            6.150% April 17, 2028
  3,750,000 Province of Ontario                                        2,917,099
        CAD Debentures
            5.900% March 8, 2006
                                                                     $21,545,158

COMMUNICATIONS - EQUIPMENT --- 4.05%
  1,000,000 Corning Inc                                                  995,345
            Debentures
            6.750% September 15, 2013
    500,000 Corning Inc                                                  703,750
            Senior Notes
            3.500% November 1, 2008
    250,000 Lucent Technologies Inc                                      193,125
            Debentures
            6.500% January 15, 2028
    365,000 Lucent Technologies Inc                                      344,925
            Unsubordinated Notes
            5.500% November 15, 2008
  4,100,000 Lucent Technologies Inc                                    3,167,250
            Debentures
            6.450% March 15, 2029
    500,000 Motorola Inc                                                 562,929
            Notes
            7.625% November 15, 2010
    250,000 Motorola Inc                                                 287,913
            Senior Notes
            8.000% November 1, 2011
  3,000,000 Motorola Inc                                               2,905,746
            Debentures
            6.500% November 15, 2028
                                                                      $9,160,983

COMPUTER HARDWARE & SYSTEMS --- 0.11%
    290,000 Maxtor Corp ^                                                255,200
            Convertible
            5.750% March 1, 2012
                                                                        $255,200

ELECTRIC COMPANIES --- 2.55%
    129,000 Commonwealth Edison Co                                       127,274
            Debentures
            4.750% December 1, 2011
  2,585,000 Empresa Nacional de Electricidad SA                        2,420,284
            Bonds
            7.875% February 1, 2027
  1,889,000 Enersis SA                                                 1,819,719
            Notes
            7.400% December 1, 2016
    465,000 Quezon Power Philippines Ltd                                 390,600
            Bonds
            8.860% June 15, 2017
    250,000 SP Powerassets Ltd                                           148,845
        SGD Unsubordinated Notes
            3.730% October 22, 2010
    250,000 Southern California Edison Co                                282,609
            Notes
            7.625% January 15, 2010
    250,000 Southern California Edison Co                                254,427
            Notes
            6.650% April 1, 2029
    335,000 Tenaga Nasional Berhad #                                     338,010
            Debentures
            7.500% November 1, 2025
                                                                      $5,781,768

ELECTRONIC INSTRUMENT & EQUIP --- 1.23%
    700,000 Arrow Electronics Inc                                        700,247
            Debentures
            6.875% June 1, 2018
  2,000,000 Arrow Electronics Inc                                      2,089,122
            Debentures
            6.875% July 1, 2013
                                                                      $2,789,369

ELECTRONICS - SEMICONDUCTOR --- 0.15%
    300,000 Amkor Technology Inc                                         279,750
            Convertible
            5.000% March 15, 2007
     50,000 Richardson Electronics Ltd                                    48,625
            Convertible
            7.250% December 15, 2006
                                                                        $328,375

FINANCIAL SERVICES --- 3.15%
    650,000 Cerro Negro Finance Ltd #                                    581,750
            Bonds
            7.900% December 1, 2020
    825,000 Ford Motor Credit Co                                       1,508,107
        GBP Notes
            7.250% February 22, 2005
  2,000,000 General Motors Acceptance Corp                             3,687,934
        GBP Unsubordinated Notes
            7.000% December 7, 2005
    750,000 Merey Sweeney LP #                                           842,270
            Senior Notes
            8.850% December 18, 2019
    491,493 Power Receivables Finance #                                  500,472
            Senior Notes
            6.290% January 1, 2012
                                                                      $7,120,533

FOREIGN BANKS --- 0.93%
  2,250,000 Bangko Sentral Pilipinas                                   1,856,250
            Bonds
            8.600% June 15, 2027
    250,000 Bangkok Bank Public Co Ltd #                                 260,123
            Subordinated Notes
            9.025% March 15, 2029
                                                                      $2,116,373

FOREIGN GOVERNMENTS --- 7.11%
  1,150,000 Government of Brazil                                       1,083,875
            Unsubordinated Bonds
            11.000% August 17, 2040
  1,000,000 Government of Brazil                                         756,500
            Bonds
            8.250% January 20, 2034
  6,550,000 Government of Brazil                                       5,829,500
            Bonds
            10.125% May 15, 2027
    100,000 Government of Brazil                                          81,500
            Unsubordinated Notes
            8.875% April 15, 2024
    885,000 Government of Dominican Republic #                           557,550
            Notes
            9.040% January 23, 2013
    250,000 Government of Mexico                                         269,375
            Notes
            7.500% January 14, 2012
 16,700,000 Government of Norway                                       2,617,495
        NOK Bonds
            6.750% January 15, 2007
    500,000 Government of Peru                                           402,500
            Bonds
            5.000% March 7, 2017
  3,000,000 Government of South Africa                                   509,350
        ZAR Bonds
            12.500% December 21, 2006
    527,932 Government of Uruguay                                        335,237
            Notes
            7.875% January 15, 2033
    360,000 Government of Uruguay                                        264,600
            Notes
            7.500% March 15, 2015
  4,000,000 Government of Venezuela                                    3,380,000
            Debentures
            9.250% September 15, 2027
                                                                     $16,087,482

HEALTH CARE RELATED --- 2.54%
  2,400,000 HCA Inc                                                    2,197,894
            Debentures
            7.050% December 1, 2027
    600,000 HCA Inc                                                      588,142
            Notes
            7.580% September 15, 2025
  1,000,000 HCA Inc                                                      984,701
            Bonds
            7.500% November 6, 2033
  2,000,000 HCA Inc                                                    1,988,032
            Notes
            6.250% February 15, 2013
                                                                      $5,758,769

HOMEBUILDING --- 0.23%
    500,000 Pulte Corp                                                   526,824
            Senior Notes
            7.300% October 24, 2005
                                                                        $526,824

INSURANCE RELATED --- 4.41%
  9,600,000 ASIF Global Finance XXVII #                                5,477,192
        SGD Senior Notes
            2.380% February 26, 2009
    250,000 Loews Corp                                                   248,016
            Senior Notes
            7.000% October 15, 2023
  1,980,000 Provident Cos Inc                                          1,849,942
            Senior Notes
            7.250% March 15, 2028
  2,100,000 UnumProvident Corp                                         1,963,500
            Notes
            7.375% June 15, 2032
    500,000 UnumProvident Corp                                           449,825
            Notes
            6.750% December 15, 2028
                                                                      $9,988,475

LEISURE & ENTERTAINMENT --- 0.19%
    450,000 Hasbro Inc                                                   435,375
            Debentures
            6.600% July 15, 2028
                                                                        $435,375

MANUFACTURING --- 0.62%
  1,500,000 Borden Inc                                                 1,395,000
            Debentures
            7.875% February 15, 2023
                                                                      $1,395,000

MEDICAL PRODUCTS --- 0.66%
  1,500,000 Bausch & Lomb Inc                                          1,501,776
            Debentures
            7.125% August 1, 2028
                                                                      $1,501,776

MISCELLANEOUS --- 0.59%
  1,347,273 PF Export Rec Master Trust Technologies #                  1,328,559
            Senior Notes
            6.436% June 1, 2015
                                                                      $1,328,559

OFFICE EQUIPMENT & SUPPLIES --- 0.30%
    750,000 Xerox Capital Trust I                                        684,375
            Company Guaranteed Notes
            8.000% February 1, 2027
                                                                        $684,375

OIL & GAS --- 3.68%
    700,000 Devon Energy Corp                                            717,500
            Convertible
            4.950% August 15, 2008
    500,000 Devon Energy Corp                                            515,625
        EUR Convertible
            4.900% August 15, 2008
  1,000,000 El Paso CGP Co                                               740,000
            Debentures
            6.950% June 1, 2028
    500,000 El Paso Corp                                                 580,950
            Bonds
            5.750% March 14, 2006
  2,000,000 KN Capital Trust III                                       2,117,208
            Company Guaranteed Notes
            7.630% April 15, 2028
  1,212,000 Pecom Energia SA #                                         1,130,190
            Notes
            8.125% July 15, 2010
    800,000 Petrozuata Finance Inc #                                     752,000
            Company Guaranteed Notes
            8.220% April 1, 2017
    239,338 Petrozuata Finance Inc #                                     242,329
            Company Guaranteed Notes
            7.630% April 1, 2009
  1,750,000 Tennessee Gas Pipeline Co                                  1,531,250
            Debentures
            7.000% October 15, 2028
                                                                      $8,327,052

OTHER ASSET-BACKED --- 0.19%
    500,000 Community Program Loan Trust                                 439,011
            Series 1987-A Class A5
            4.500% April 1, 2029
                                                                        $439,011

PAPER & FOREST PRODUCTS --- 2.50%
  1,000,000 Boise Cascade Co                                           1,017,500
            Notes
            7.450% August 10, 2011
    500,000 Boise Cascade Corp                                           506,875
            Debentures
            7.350% February 1, 2016
  4,300,000 Georgia-Pacific Corp                                       4,128,000
            Notes
            7.750% November 15, 2029
                                                                      $5,652,375

RAILROADS --- 0.12%
    386,000 Missouri Pacific Railroad Co                                 263,928
            Debentures
            5.000% January 1, 2045
                                                                        $263,928

REAL ESTATE --- 3.98%
  1,000,000 AMB Property LP                                            1,113,422
            Company Guaranteed Bonds
            7.500% June 30, 2018
  2,000,000 First Industrial LP                                        2,083,514
            Notes
            7.600% July 15, 2028
  3,000,000 Health Care Property Investors Inc REIT                    3,012,213
            Senior Notes
            6.000% March 1, 2015
  2,200,000 Highwoods Properties Inc REIT                              2,243,703
            Senior Notes
            7.500% April 15, 2018
    500,000 Spieker Properties Inc REIT                                  553,459
            Debentures
            7.350% December 1, 2017
                                                                      $9,006,311

RETAIL --- 1.96%
  1,000,000 Dillard's Inc                                                945,000
            Debentures
            7.750% July 15, 2026
    500,000 Dillard's Inc                                                490,000
            Debentures
            7.875% January 1, 2023
    500,000 Dillard's Inc                                                502,500
            Unsecured Notes
            6.625% November 15, 2008
    750,000 Foot Locker Inc                                              793,125
            Debentures
            8.500% January 15, 2022
    800,000 JC Penney Co Inc                                             889,000
            Debentures
            7.950% April 1, 2017
    750,000 JC Penney Co Inc                                             815,625
            Debentures
            7.650% August 15, 2016
                                                                      $4,435,250

SUPRANATIONALS --- 6.07%
    940,000 Eurofima                                                     667,596
        AUD Senior Notes
            6.500% August 22, 2011
 17,500,000 Inter-American Development Bank ~                          2,353,487
        BRL Zero Coupon
            18.84% May 11, 2009
  1,000,000 International Bank for Reconstruction & Development          657,216
        NZD Debentures
            8.000% May 23, 2007
 19,425,000 International Bank for Reconstruction & Development ~     10,066,069
        NZD Zero Coupon
            9.889% August 20, 2007
                                                                     $13,744,368

TELEPHONE & TELECOMMUNICATIONS --- 7.07%
  2,375,000 Nextel Communications Inc                                  2,309,688
            Convertible
            5.250% January 15, 2010
  2,235,000 Nortel Networks Corp                                       2,140,013
            Convertible
            4.250% September 1, 2008
    250,000 Nortel Networks Corp                                         221,250
            Notes
            6.875% September 1, 2023
  1,585,000 Northern Telecom Capital                                   1,521,600
            Company Guaranteed Notes
            7.875% June 15, 2026
    500,000 Philippine Long Distance Telephone Co                        435,000
            Notes
            8.350% March 6, 2017
    250,000 Qwest Capital Funding Inc                                    221,250
            Bonds
            7.900% August 15, 2010
    150,000 Qwest Capital Funding Inc                                    118,500
            Unsecured Notes
            7.625% August 3, 2021
  3,500,000 Qwest Capital Funding Inc                                  2,747,500
            Company Guaranteed Notes
            7.750% February 15, 2031
    750,000 Qwest Corp                                                   661,875
            Debentures
            7.500% June 15, 2023
    250,000 Qwest Corp                                                   217,500
            Debentures
            7.250% September 15, 2025
  2,750,000 Sprint Capital Corp                                        2,643,429
            Company Guaranteed Notes
            6.875% November 15, 2028
    175,000 Telus Corp                                                   133,787
        CAD Convertible
            6.750% June 15, 2010
  1,075,000 US West Capital Funding Inc                                  784,750
            Bonds
            6.875% July 15, 2028
  1,870,000 US West Capital Funding Inc                                1,654,950
            Company Guaranteed Bonds
            6.375% July 15, 2008
    250,000 US West Capital Funding Inc                                  185,000
            Company Guaranteed Bonds
            6.500% November 15, 2018
                                                                     $15,996,092

TEXTILES --- 0.25%
     52,000 Dixie Group Inc                                               45,955
            Convertible
            7.000% May 15, 2012
    250,000 Kellwood Co                                                  265,464
            Debentures
            7.625% October 15, 2017
    250,000 Phillips-Van Heusen Corp                                     252,500
            Debentures
            7.750% November 15, 2023
                                                                        $563,919

TOBACCO --- 0.62%
  1,375,000 Altria Group Inc                                           1,400,194
            Notes
            7.000% November 4, 2013
                                                                      $1,400,194

TRANSPORTATION --- 0.73%
  1,650,000 APL Ltd                                                    1,569,563
            Debentures
            8.000% January 15, 2024
    175,000 Builders Transport Inc @ ^ ++                                      0
            Convertible
            8.000% August 15, 2005
    100,000 Preston Corp/Yellow Corp                                      90,125
            Convertible
            7.000% May 1, 2011
                                                                      $1,659,688

U.S. MUNICIPAL --- 0.44%
  2,000,000 Orange County California Pension ~                           988,920
            Zero Coupon
            8.090% September 1, 2016
                                                                        $988,920

UTILITIES --- 3.24%
    240,000 AES Corp                                                     230,700
            Senior Notes
            7.750% March 1, 2014
  1,130,000 AES Corp                                                   1,048,075
            Senior Subordinated Debentures
            8.875% November 1, 2027
    300,000 Calpine Corp                                                 195,000
            Senior Notes
            7.875% April 1, 2008
  1,040,000 Calpine Corp #                                               852,800
            Notes
            8.750% July 15, 2013
  1,000,000 Constellation Energy Group                                   890,997
            Notes
            4.550% June 15, 2015
  1,000,000 El Paso Corp                                                 875,000
            Senior Notes
            7.000% May 15, 2011
    750,000 El Paso Energy Corp                                          678,750
            Senior Notes
            6.750% May 15, 2009
  1,800,000 Southern Natural Gas Co                                    1,611,000
            Notes
            7.350% February 15, 2031
    250,000 Texas - New Mexico Power Co                                  250,871
            Senior Notes
            6.250% January 15, 2009
    776,000 Williams Cos Inc                                             702,280
            Debentures
            7.500% January 15, 2031
                                                                      $7,335,473

TOTAL BONDS --- 94.30%                                              $213,460,857
(Cost $202,308,116)

COMMON STOCK

ELECTRIC COMPANIES --- 0.21%
     25,000 Southern California Edison Co                                470,000
                                                                        $470,000

TOTAL COMMON STOCK --- 0.22%                                            $470,000
(Cost $389,500)

PREFERRED STOCK

COMPUTER SOFTWARE & SERVICES --- 0.16%
        300 Lucent Technologies Capital Trust I                          354,000
                                                                        $354,000

CONTAINERS --- 0.02%
      1,500 Owens-Illinois Inc                                            51,375
                                                                         $51,375

ELECTRIC COMPANIES --- 0.60%
      1,304 Entergy Louisiana Inc                                         72,502
      2,255 New York State Electric & Gas Corp                           124,025
     21,267 Pacific Gas & Electric Co                                    533,802
     15,000 Southern California Edison Co                                250,200
      5,000 Union Electric Co                                            360,000
        300 Xcel Energy Inc                                               17,100
                                                                      $1,357,629

FINANCIAL SERVICES --- 0.08%
      3,750 Host Marriott Financial Trust                                191,719
                                                                        $191,719

HOUSEHOLD GOODS --- 0.59%
     29,750 Newell Financial Trust Inc                                 1,338,750
                                                                      $1,338,750

MACHINERY --- 0.56%
     17,500 Cummins Capital Trust I                                    1,264,375
                                                                      $1,264,375

OIL & GAS --- 0.48%
     11,400 Chesapeake Energy Corp                                     1,097,250
                                                                      $1,097,250

TELEPHONE & TELECOMMUNICATIONS --- 1.01%
     50,000 Philippine Long Distance Telephone Co sponsored ADR        2,287,500
                                                                      $2,287,500

UTILITIES --- 0.03%
        646 MDU Resources Group Inc #                                     62,662
                                                                         $62,662

TOTAL PREFERRED STOCK --- 3.53%                                       $8,005,260
(Cost $5,587,305)

SHORT-TERM INVESTMENTS

  4,420,000 Fannie Mae                                                 4,420,000
                  1.217%, July 1, 2004

TOTAL SHORT-TERM INVESTMENTS --- 1.95%                                $4,420,000
(Cost $4,420,000)

TOTAL MAXIM LOOMIS SAYLES BOND PORTFOLIO --- 100%                   $226,356,117
(Cost $212,704,921)

Legend
@ Security has no market value at June 30, 2004.
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. ^ Illiquid Security + Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2004.
~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase. ++ Security in default at June 30, 2004.
** Security is an agency note with maturity date and interest rate indicated. ADR - American Depository Receipt REIT - Real Estate Investment Trust See Notes to Financial Statements.

Currency Abbreviations EUR - Euro Dollars AUD - Australian Dollars BRL - Brazilian Real CAD - Canadian Dollars GBP - Great British Pound NOK - Norwegian Krone NZD - New Zealand Dollars SGD - Singapore Dollars ZAR - South Africa Rand

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004